Investment in affiliates and available-for-sale securities - Navios Containers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/ earnings of affiliated companies	$ (16,779)	$ (3,025)	$ (12,502)	$ (9,489)
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/ earnings of affiliated companies		$ 142		$ 244